Reverse Recapitalization - Additional information (Details)					12 Months Ended
	Sep. 30, 2025 $ / shares shares	Sep. 24, 2025 USD ($) $ / shares shares	Sep. 22, 2025 USD ($) $ / shares shares	Sep. 15, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Oct. 24, 2025 $ / shares	Oct. 21, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of Reverse Recapitalization [Line Items]
Business Combination Exchange Ratio | $ / shares		0.66
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization | $					$ 170,648,000
Proceeds From Merger Related Financing Activities | $		$ 171,200,000
Proceeds From Investors | $		145,000,000
Proceeds From Cash Held In Trust Account | $		26,200,000
Payments For Transaction Costs | $		32,000,000
Transaction Costs | $		3,200,000
Adjustments to Additional Paid in Capital Business Combination Transactional Costs | $		$ 22,800,000
Exercise Price Per Share | $ / shares							$ 9.28
Common Stock, Shares, Issued					175,440,000			58,057,000
Common Stock, Shares, Outstanding					175,440,000			58,057,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001			$ 0.0001
Amount Of Fee Payable To Advisor | $					$ 12,500,000
Reverse Recapitalization Contingent Consideration Stock Price Trading Days Minimum		20 days
Reverse Recapitalization Contingent Consideration Stock Price Consecutive Trading Day Period		30 days
Reverse Recapitalization Contingent Consideration Earn Out Period		4 years
AACT [Member]
Disclosure of Reverse Recapitalization [Line Items]
Intangible Assets, Net (Including Goodwill) | $		$ 0
Affiliate Of AACT [Member] | Two Thousand Twenty Five Simple Agreements For Future Equity [Member]
Disclosure of Reverse Recapitalization [Line Items]
SAFE Agreement Amount Exchanged | $		$ 10,000,000
Common Stock [Member]
Disclosure of Reverse Recapitalization [Line Items]
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization | $					$ 6,000
Common Stock, Shares, Outstanding					175,440,000			58,057,000	57,776,000	57,205,000
Triggering Event I [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued					24,999,439
Triggering Event I [Member] | Maximum [Member]
Disclosure of Reverse Recapitalization [Line Items]
Sale of Stock, Price Per Share | $ / shares					$ 18
Triggering Event II [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued					24,999,439
Triggering Event II [Member] | Maximum [Member]
Disclosure of Reverse Recapitalization [Line Items]
Sale of Stock, Price Per Share | $ / shares					$ 23
Triggering Event III [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued					24,999,439
Triggering Event III [Member] | Maximum [Member]
Disclosure of Reverse Recapitalization [Line Items]
Sale of Stock, Price Per Share | $ / shares					$ 28
Sponsor Earn Out Securities [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued					6,250,000
Common Stock Vested And Outstanding	6,250,000
Common Stock Vesting Condition	6,250,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 18
Earn Out Securities [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued					74,998,317
Earn Out Securities [Member] | Common Stock [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued	74,998,317
Ares Acquisition Holdings II LP [Member] | Sponsor Earn Out Securities [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Outstanding	12,500,000
Conversion of Stock, Shares Converted	12,500,000
Public Warrants [Member]
Disclosure of Reverse Recapitalization [Line Items]
Exercise Price Per Share | $ / shares					$ 9.28
Conversion of Warrants		24,999,987
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Public Warrants [Member] | Maximum [Member]
Disclosure of Reverse Recapitalization [Line Items]
Sale of Stock, Price Per Share | $ / shares						$ 18
Private Placement Warrants [Member]
Disclosure of Reverse Recapitalization [Line Items]
Exercise Price Per Share | $ / shares					$ 9.28
Conversion of Warrants		14,300,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Preferred Investors [Member]
Disclosure of Reverse Recapitalization [Line Items]
Sale of Stock, Consideration Received on Transaction | $				$ 145,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Percentage of Common Stock Issuable Upon Conversion				125.00%
Exercise Price Per Share | $ / shares				$ 12
Preferred Stock, Shares Issued				142,155
Warrants Issued				17,769,375
Proceeds from Issuance of Preferred Stock and Preference Stock | $				$ 145,000,000
Preferred Stock Stated Value Per Share | $ / shares				$ 1,200
Non Redemption Investors [Member]
Disclosure of Reverse Recapitalization [Line Items]
Exercise Price Per Share | $ / shares			$ 12
Common Stock, Shares, Issued			7,606,666
Loss on issuance of common stock | $			$ 3,200,000
Loss on issuance of common stock warrants | $			$ 37,000,000
Common Class A [Member]
Disclosure of Reverse Recapitalization [Line Items]
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization | $		$ 5,492,904
Common Class A [Member] | Non Redemption Investors [Member]
Disclosure of Reverse Recapitalization [Line Items]
Number of Shares Agreed for Non Redemption			3,319,712
Common Stock, Shares, Issued			368,028
Series A Preferred Stock [Member]
Disclosure of Reverse Recapitalization [Line Items]
Reduction of Preferred Stock | $		$ 6,000,000
Advisor Shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
Common Stock, Shares, Issued					1,091,519